INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Reconciliation of summarized financial information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Net assets at beginning of period	£ 65,400
Profit for the period	(194,231)	£ 30,765	£ 1,442
Other comprehensive income	(5,250)	6,575	£ 265
Net assets at end of period	(44,200)	65,400
Associates [member]
Disclosure of associates [line items]
Net assets at beginning of period	56,052
Consideration transferred, acquisition-date fair value		34,228
Profit for the period	(22,400)	(4,867)
Other comprehensive income	(26,991)	26,691
Net assets at end of period	6,661	56,052
Interest in associates (2022: 19.94%; 2021: 24.65%)*	2,374	13,817
Carrying value	£ 2,374	£ 13,817
% of ownership interest	19.94%	24.65%